UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09713

Active Assets Institutional Money Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	June 30, 2007

Date of reporting period:	September 30, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Institutional Money Trust

Portfolio of Investments • September 30, 2006 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS	DESCRIPTION	PURCHASE	DATES	VALUE
	Commercial Paper (48.8%)
	Asset-Backed - Auto (1.3%)
$19,214	DaimlerChrysler Revolving Auto Conduit LLC	5.31 - 5.32%	10/25/06 - 11/10/06	$19,128,172

	Asset-Backed - Consumer (8.8%)
32,460	Bryant Park Funding LLC*	5.34 - 5.42	11/13/06 - 02/20/07	31,985,144
15,000	Gemini Securitization*	5.47	10/17/06	14,966,313
8,286	Mont Blanc Capital Corp.*	5.42	10/02/06	8,286,000
35,000	Regency Markets No. 1 LLC*	5.38 - 5.48	10/16/06 - 11/15/06	34,873,639
10,930	Sheffield Receivables Corp.*	5.38 - 5.48	12/15/06 - 03/02/07	10,755,136
10,000	Thames Asset Global Securitization*	5.29	10/18/06	9,976,578
10,000	Three Rivers Funding Corp.*	5.32	10/26/06	9,964,667
7,483	Thunder Bay Funding LLC*	5.48	10/16/06	7,467,257
				128,274,734
	Asset-Backed - CDO (2.4%)
35,000	Davis Square Funding VI*	5.37 - 5.39	11/02/06 - 12/12/06	34,751,586

	Asset-Backed - Corporate (11.7%)
15,000	Atlantis One Funding*	5.18 - 5.51	10/17/06 - 12/20/06	14,920,147
25,186	Klio Funding Corp.*	5.35 - 5.36	11/15/06 - 12/07/09	24,991,106
26,000	Klio II Funding Corp.*	5.31 - 5.39	10/19/06 - 10/20/06	25,933,261
69,000	Kaiserplatz Funding LLC*	5.31 - 5.37	11/06/06 - 01/08/07	68,458,135
20,000	Nieuw Amsterdam Receivables Corp.*	5.30	10/10/06 - 11/10/06	19,931,197
16,000	Simba Funding Corp.*	5.31	11/27/06 - 12/13/06	15,845,907
				170,079,753
	Asset-Backed - Mortgages (3.6%)
52,600	Sydney Capital Corp.*	5.29 - 5.36	10/11/06 - 12/27/06	52,204,848

	Asset-Backed - Securities (11.6%)
31,431	Amstel Funding Corp.*	5.26 - 5.47		10/13/06 - 12/15/06		31,280,330
31,500	Curzon Funding LLC*	5.30 - 5.40		10/30/06 - 03/21/07		31,117,417
62,866	Golden Fish LLC*	5.33 - 5.41		10/03/06 - 11/13/06		62,667,523
34,335	Grampian Funding LLC*	5.21 - 5.37		10/30/06 - 12/11/06		34,071,542
10,000	Solitaire Funding Corp.*	5.51		11/17/06		9,931,000
						169,067,812
	Asset-Backed - Structured Investment Vehicles (3.6%)
17,000	Beta Finance*	5.39		10/23/06		16,947,144
36,259	Cullinan Finance Corp.*	5.32 - 5.37		01/24/07 - 03/20/07		35,578,073
						52,525,217
	Banking (1.0%)
15,000	Citigroup Funding Inc.	5.50		11/06/06		14,921,250

	Insurance (3.4%)
50,500	Irish Life & Permanent plc*	5.32 - 5.35		11/29/06 - 12/19/06		50,006,346

	International Banks (1.4%)
10,000	Bank of Ireland*	5.38		02/23/07		9,789,600
10,000	Societe Generale N.A., Inc.	5.24		11/20/06		9,930,515
						19,720,115

	Total Commercial Paper (Cost $710,679,833)					710,679,833

	Floating Rate Notes (23.7%)
	Asset-Backed - Structured Investment Vehicles (2.7%)
15,000	Beta Finance*	5.30	†	10/25/06	‡	15,000,075
15,000	Links Finance LLC*	5.31	†	10/10/06	‡	15,001,387
10,000	White Pine Finance LLC*	5.29	†	10/25/06	‡	9,999,905
						40,001,367
	Banking (2.0%)
20,200	Wachovia Corp.	5.59	†	10/23/06	‡	20,217,789
9,200	Wells Fargo & Co.	5.45	†	12/26/06	‡	9,203,963
						29,421,752
	Domestic Banks (6.5%)
16,540	HSBC Bank USA Inc.	5.41 - 5.49	†	10/27/06 - 12/14/06	‡	16,546,042
30,000	SunTrust Bank	5.30	†	10/02/06	‡	30,001,414
23,000	U.S. Bank, N.A., Cincinnati	5.39	†	12/18/06	‡	23,004,119
15,000	Wachovia Bank N.A.	5.33	†	12/29/06	‡	14,999,809
10,000	Wells Fargo Bank, N.A.	5.30	†	10/02/06	‡	10,000,000
						94,551,384

	Financial Conglomerates (1.9%)
28,000	General Electric Capital Corp.	5.45 - 5.56	†	10/05/06 - 12/22/06	‡	28,015,353

	Insurance (0.4%)
5,100	John Hancock Global Funding II*	5.48	†	11/24/06	‡	5,101,641

	International Banks (5.8%)
15,000	Barclays Bank plc	5.28	†	10/04/06	‡	14,998,880
9,000	BNP Paribas	5.45	†	10/03/06	‡	8,998,989
15,000	Calyon Funding Inc.	5.33	†	12/13/06	‡	14,996,786
15,000	Calyon North America Inc.	5.42	†	11/10/06	‡	14,999,192
10,000	Caja de Ahorros y Monte de Piedad de Madrid	5.37	†	01/19/07	‡	10,000,000
9,400	HBOS Treasury Services plc*	5.58	†	10/12/06	‡	9,402,689
10,000	Westpac Banking Corp.*	5.46	†	11/27/06	‡	10,005,231
						83,401,767
	Investment Banks/Brokers (3.4%)
40,000	Banc of America Securities, LLC*	5.45	†	10/02/06	‡	40,000,000
10,000	Goldman Sachs Group, Inc. (The)*	5.50	†	10/02/06	‡	10,000,000
						50,000,000
	Major Banks (1.0%)
15,000	State Street Bank & Trust Co.	5.39	†	12/01/06	‡	15,000,792

	Total Floating Rate Notes (Cost $345,494,056)					345,494,056

	Repurchase Agreements (19.1%)
50,000	Banc of America Securities, LLC
	(dated 09/29/06; proceeds $50,022,375) (a)	5.37		10/02/06		50,000,000
228,500	Barclays Capital Inc.
	(dated 09/29/06; proceeds $228,602,254) (b)	5.37		10/02/06		228,500,000

	Total Repurchase Agreements (Cost $278,500,000)					278,500,000

	Certificates of Deposit (8.1%)
	Domestic Banks (1.4%)
15,000	First Tennessee Bank N.A.	5.34		11/30/06		15,000,000
5,000	Wells Fargo Bank, N.A.	4.80		01/17/07		5,000,000
						20,000,000
	International Banks (6.7%)
7,500	Barclays Bank plc	5.35		12/21/06		7,500,621
10,000	Banco Bilboa Vizcaya Argentaria	5.60		01/03/07		9,974,816
10,000	BNP Paribas	5.20		11/02/06		9,999,786
20,000	Credit Suisse - NY	5.23 - 5.42		11/03/06 - 03/07/07		19,979,713
15,000	Deutsche Bank AG	4.61 - 5.00		10/16/06 - 02/12/07		14,999,792

26,000	Nordea Bank Finland - NY	5.40 - 5.42	01/12/07 - 05/21/07	25,972,882
10,000	Swedbank - NY	5.49	01/03/07	9,977,344
				98,404,954

	Total Certificates of Deposit (Cost $118,404,954)			118,404,954

	Total Investments (Cost $1,453,078,843) (c)		99.7%	1,453,078,843

	Other Assets in Excess of Liabilities		0.3	4,422,790

	Net Assets		100.0%	$1,457,501,633

 *                                      Resale is restricted to qualified institutional investors.

 †                                      Rate shown is the rate in effect at September 30, 2006.

 ‡                                      Date of next interest rate reset.

(a)                               Collateralized by Federal National Mortgage Assoc. 6.00%  due 10/01/36 valued at $51,000,001.

(b)                               Collateralized by Freddie Mac Discount Note due 03/05/07  and U.S. Treasury Note 4.25% due 11/30/07 valued at $233,070,391.

(c)                                Cost is the same for federal income tax purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2006